Document And Entity Information	6 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Entity Registrant Name	Delta Technology Holdings Ltd
Entity Central Index Key	0001543268
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	DELT
Entity Common Stock, Shares Outstanding	0